WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.0%
Alabama - 5.6%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants,
Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$3,020,000	$2,956,127
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	400,000	449,692
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	1,120,000	1,292,189
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	3,000,000	3,500,370
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	1,000,000	1,462,340

Total Alabama				9,660,718

Arizona - 4.0%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	470,000	542,159	(a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School
Solutions, Harmony Public School Project	5.000%	2/15/36	1,000,000	1,105,690	(d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	534,435	(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	206,669	(d)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,065,220	(d)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,308,420
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	2,091,990

Total Arizona				6,854,583

California - 9.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	586,760
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,211,860
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	500,000	582,030	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	200,000	231,716	(a)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project	5.000%	7/1/39	700,000	824,978	(d)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	$500,000	$511,665	(d)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	360,000	366,800	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	700,000	718,158
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	554,110
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	100,000	110,188	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,630,200
Series C	7.000%	11/1/34	2,000,000	3,166,200
Series C	6.500%	11/1/39	2,000,000	3,260,400
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	601,830
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	620,000	664,126
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	242,726

Total California				16,263,747

Colorado - 3.5%
Aristation Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.000%	12/1/38	500,000	516,065
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	500,000	556,160
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	162,162
North Range, CO, Metropolitan District #2, GO, Series A, Refunding	5.625%	12/1/37	500,000	521,230

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	$3,345,000	$3,665,418
Solaris, CO, Metropolitan District #3, GO, Subordinate Limited Tax, Series B	7.000%	12/15/46	500,000	503,680

Total Colorado				5,924,715

Connecticut - 1.2%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	618,780
Transportation Infrastructure, Series A	5.000%	5/1/38	550,000	708,845
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	708,456

Total Connecticut				2,036,081

Delaware - 1.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	2,000,000	2,011,200
District of Columbia - 1.4%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,090,760
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	100,000	96,752
KIPP Charter School	6.000%	7/1/33	200,000	233,304	(e)

Total District of Columbia				2,420,816

Florida - 3.6%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	1,250,000	1,353,100	(a)
Senior Bonds, Series B	4.000%	9/1/49	500,000	537,705	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	273,970	(d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	233,643	(d)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	575,285
Martin County, FL, IDA, Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	1,500,000	1,500,870	(a)(d)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	650,000	789,171	(a)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	400,000	426,752

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	$285,000	$3	*(f)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	670,826	556,785	*(f)

Total Florida				6,247,284

Georgia - 0.1%
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	150,000	179,772

Illinois - 12.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	548,675
Chicago, IL, Board of Education, GO, Series C, AGM	5.000%	12/1/32	250,000	292,038
Chicago, IL, GO:
Series 2005D, Refunding	5.500%	1/1/34	1,250,000	1,361,550
Series A	5.000%	1/1/44	500,000	547,185
Series A, Refunding	5.000%	1/1/28	500,000	563,545
Series A, Refunding	6.000%	1/1/38	300,000	348,312
Series C, Refunding	5.000%	1/1/25	500,000	547,555
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,000,000	1,107,140
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/42	500,000	581,895	(a)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,713,855	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts
Revenue, Second Lien	5.000%	12/1/51	1,000,000	1,122,010
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	583,965
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	616,675
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,510,664
Illinois State Finance Authority, Revenue, Franciscan Communities Inc.:
Series A	5.250%	5/15/47	130,000	147,805	(e)
Series A	5.250%	5/15/47	870,000	887,722
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	301,530
Illinois State Toll Highway Authority Revenue, Series C, Refunding	5.000%	1/1/27	550,000	685,008	(g)

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	$100,000	$126,030
Illinois State, GO:
Series 2006	5.500%	1/1/30	300,000	369,501
Series 2016, Refunding	5.000%	2/1/26	250,000	282,870
Series 2016, Refunding	5.000%	2/1/29	300,000	341,688
Series A, Refunding	5.000%	10/1/29	1,100,000	1,284,382
Series A, Refunding	5.000%	10/1/30	550,000	638,935
Series B, Refunding	5.000%	9/1/27	400,000	462,200
Series D	5.000%	11/1/27	1,400,000	1,611,862
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	382,854
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,000,000	998,230
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,216,831

Total Illinois				21,182,512

Indiana - 1.6%
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project, Series A	5.000%	7/1/48	2,000,000	2,140,580	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	556,425	(a)

Total Indiana				2,697,005

Kentucky - 1.9%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,726,320	(b)(c)
Series C	4.000%	6/1/25	1,400,000	1,596,896	(b)(c)

Total Kentucky				3,323,216

Louisiana - 0.9%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	779,814
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	516,270
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	250,000	242,147	(b)(c)

Total Louisiana				1,538,231

Maryland - 2.3%
Maryland State EDC Revenue, Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	438,564	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - continued
Maryland State Health & Higher EFA Revenue:
Frederick Health System	4.000%	7/1/40	$300,000	$341,661
Mercy Medical Center	6.250%	7/1/31	3,000,000	3,119,040

Total Maryland				3,899,265

Massachusetts - 0.5%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	594,810
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	291,120

Total Massachusetts				885,930

Michigan - 1.3%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	250,000	281,210
Great Lakes, MI, Water Authority Water Supply System Revenue, Senior Lien, Series C, Refunding	5.000%	7/1/35	200,000	241,604
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	210,000	217,579	(d)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	230,000	236,718	(d)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	453,640
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	270,000	294,727	(e)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	260,000	295,097
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	282,100	(a)

Total Michigan				2,302,675

Missouri - 2.1%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	200,000	127,934	*(d)(f)
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	500,000	508,495

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - continued
Lutheran Senior Services	5.000%	2/1/44	$750,000	$784,665
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,115,720

Total Missouri				3,536,814

Nebraska - 2.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,340,000	3,607,200

Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	308,790	(d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	509,470	(d)

Total Nevada				818,260

New Jersey - 8.4%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	385,000	404,462	(a)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,656,570	(a)
Transit Transportation Project, Series A	5.000%	11/1/32	1,500,000	1,810,710
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	125,000	138,529	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	120,866
New Jersey State Higher Education State, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	640,000	680,538	(a)
New Jersey State Transportation Trust Fund
Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	4,720,000	5,323,121
Transportation Program, Series AA	5.000%	6/15/46	1,000,000	1,146,960
Transportation System, Series A, Refunding	5.000%	12/15/28	1,000,000	1,212,660

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Salem County, NJ, PCFA Revenue, Chambers Project, Series A	5.000%	12/1/23	$1,635,000	$1,723,519	(a)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	177,858

Total New Jersey				14,395,793

New Mexico - 0.4%
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	253,888
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	400,000	383,340

Total New Mexico				637,228

New York - 3.0%
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	400,000	460,764	(b)(c)
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,283,120	(d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B	4.000%	1/1/50	750,000	858,248
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	820,905	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	327,804	(a)
Port Authority of New York & New Jersey, Consolidated Bonds	4.000%	7/15/55	750,000	846,975	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	559,260

Total New York				5,157,076

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/47	500,000	546,730

Ohio - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	250,000	279,937

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$800,000	$883,000
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	350,000	380,289	(a)(b)(c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	784,203	(a)

Total Ohio				2,327,429

Oklahoma - 0.3%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	143,075	358	*(f)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	533,615

Total Oklahoma				533,973

Oregon - 0.7%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	535,140
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Refunding	5.000%	11/15/51	725,000	744,988

Total Oregon				1,280,128

Pennsylvania - 6.4%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	350,000	405,892
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	200,000	249,878
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	350,000	376,894
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	750,000	835,395
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	562,185
Montgomery County, PA, Industrial Development Authority, Retirement Community Revenue:
Acts Retirement-Life-Communities, Refunding	5.000%	11/15/28	1,400,000	1,518,594	(e)
Acts Retirement-Life-Communities, Refunding	5.000%	11/15/29	1,350,000	1,464,358	(e)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	$250,000	$260,600	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,684,808
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	592,860
Discovery Charter School Project	6.250%	4/1/37	500,000	512,510
Lease Revenue, Refunding	5.000%	10/1/30	250,000	317,425
Performing Arts Charter School Project	6.000%	6/15/23	260,000	260,614	(d)

Total Pennsylvania				11,042,013

Puerto Rico - 2.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	240,000	201,334
CAB, Restructured, Series A-1	0.000%	7/1/46	210,000	61,425
CAB, Restructured, Series A-1	0.000%	7/1/51	1,800,000	379,656
Restructured, Series A-1	4.550%	7/1/40	50,000	52,945
Restructured, Series A-1	5.000%	7/1/58	1,220,000	1,321,321
Restructured, Series A-2	4.329%	7/1/40	330,000	344,477
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,461,296

Total Puerto Rico				3,822,454

Tennessee - 0.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	250,000	306,158
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	458,836	(b)(c)
Total Tennessee				764,994
Texas - 12.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	220,436
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	571,060
Central Texas Regional Mobility Authority Revenue, Subordinated Lien, Refunding	5.000%	1/1/42	2,000,000	2,124,740
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	500,000	626,795	(a)

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Series B, Step bond (0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	$1,500,000	$1,753,380
First Tier, Series C, Refunding	4.000%	10/1/45	750,000	890,970
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,011,060	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	23,392	(a)
Series 2017	5.000%	11/1/36	20,000	23,196	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	5,000,000	5,029,550
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	100,000	97,863
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	150,000	141,451
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	150,000	127,098
New Hope, Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Crestview	5.000%	11/15/36	550,000	574,343
Westminster Manor Project	5.000%	11/1/40	1,000,000	1,059,140
New Hope, Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project	5.000%	4/1/39	1,165,000	1,335,591	(e)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	806,239
Texas Midwest Public Facility Corp., Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	1,320,000	*(f)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	850,000	1,011,109
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/28	1,500,000	1,617,030

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	$1,000,000	$1,067,440	(a)
Willacy County, TX, Jail, Public Facilities Corp. Project Revenue	7.500%	11/1/25	325,000	286,907

Total Texas				21,718,790

U.S. Virgin Islands - 1.3%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	2,400,000	2,312,496
Utah - 0.8%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	434,217
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	288,675
Utah State Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	550,000	616,830

Total Utah				1,339,722

Virginia - 2.5%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	300,900	(a)
Series B, Refunding	5.000%	7/1/45	300,000	358,824	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	400,000	461,188
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	1,000,000	1,055,690	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,101,060	(a)

Total Virginia				4,277,662

Washington - 0.4%
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	297,973	(b)(c)
Seattle Cancer Care Alliance	5.000%	9/1/50	250,000	312,857

Total Washington				610,830

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 2.2%
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	$250,000	$220,780	(d)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	250,000	218,815	(d)
Public Finance Authority, WI, Revenue:
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	628,754	(a)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	250,000	256,658	(d)
Fellowship Senior Living Project, Series A, Refunding	5.000%	1/1/46	600,000	646,638
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	600,000	661,074
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,171,970

Total Wisconsin				3,804,689

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $156,555,507)				169,962,031

SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
New York - 0.4%
Triborough Bridge & Tunnel Authority, NY, Revenue, Series F, Refunding, LOC - Citibank N.A. (Cost - $600,000)	0.130%	11/1/32	600,000	600,000	(h)(i)

			SHARES
MONEY MARKET FUNDS - 0.0%††
Dreyfus Government Cash Management, Institutional Shares (Cost - $57,488)	0.061%		57,488	57,488

TOTAL SHORT-TERM INVESTMENTS (Cost - $657,488)				657,488

TOTAL INVESTMENTS - 99.4% (Cost - $157,212,995)				170,619,519
Other Assets in Excess of Liabilities - 0.6%				1,004,674

TOTAL NET ASSETS - 100.0%				$171,624,193

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on these securities is currently in default as of July 31, 2020.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority

At July 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	2	9/20	$434,434	$455,375	$(20,941)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2020 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

17

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$169,962,031	—	$169,962,031
Short-Term Investments†:
Municipal Bonds	—	600,000	—	600,000
Money Market Funds	$57,488	—	—	57,488

Total Short-Term Investments	57,488	600,000	—	657,488

Total Investments	$57,488	$170,562,031	—	$170,619,519

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$20,941	—	—	$20,941

†	See Schedule of Investments for additional detailed categorizations.

18